Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000086266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 8,624	$ 10,477	$ 11,085	$ 12,008	$ 8,148	$ 16,438	$ 16,412	$ 18,703	$ 18,487	$ 23,005
Russell 1000 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Equal Weight Index
Accumulated Value	10,000		9,861	11,349	12,508	13,693	12,120	19,307	18,902	18,227	20,034	21,346
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	$ 10,000		$ 9,407	$ 11,817	$ 13,180	$ 13,788	$ 11,527	$ 20,159	$ 16,757	$ 16,148	$ 18,299	$ 18,459